NOTES PAYABLE	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Sep. 30, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
6.
CONVERTIBLE SECURED PROMISSORY NOTE

On December 8, 2011, the Company received $61,500 CAD from a lender that at the time was non-interest bearing and had no specified terms of repayment. On February 28, 2012, the lender and the Company agreed to the terms of a Convertible Secured Promissory Note, which securitized the previous note plus an additional $60,000 CAD for a total principal amount of $121,500 CAD. The note was interest bearing at prime plus 1%, secured by a general security agreement and was to mature on the earlier of a qualifying financing event or February 28, 2014. The lender had an option to convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing event prior to February 28, 2014.

The note matured on February 28, 2014, at this point the conversion option expired and the note became due on demand; however, no repayment was demanded. Upon the occurrence of the April financing (Note 8(i)) the Company agreed to honor the original conversion option and a beneficial conversion feature of $27,677 was recognized. As the note was due on demand the Company immediately recognized imputed interest of $27,677 in the consolidated statement of operations and comprehensive loss.

On May 9, 2014, the lender converted the note plus accrued interest into common shares based on the 20% discount to the $0.22 ($0.24 CAD) per share equity financing that was accomplished in April 2014 and the Company issued these pre-transaction shares in June 2014 (see Note 8(iii)).

7.	NOTES PAYABLE

Demand Notes payable

The Company has outstanding notes payable (“Notes”) of $325,993, acquired from IMT on April 20, 2016. Loan amounts represented by one such Note is owed to a director of the Company for $148,974 at September 30, 2016. On March 1, 2016, the Company executed amendments to the Notes to accrue interest at a rate of prime, as reported by the Wall Street Journal, of 3.50% at the date of amendment and to defer the demand feature until the earlier of December 31, 2017 or the date when the Company raises new capital in excess of $15 million in cash.

Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	324,894
Accrued interest	1,099
Balance, September 30, 2016	$325,993

Interest expense incurred on the Notes totaled $1,138 and $4,463 for the three and six month period ended September 30, 2016, which are included in accrued liabilities.

Promissory Notes payable

In February 2014, the Company borrowed $200,000 from an existing investor under the terms of the secured promissory note (“Promissory Note”). The Promissory Note bears interest at a simple interest rate equal to 10% per annum and interest is payable quarterly. The Promissory Note, which matured in March 2016 and then September 2016, was further extended and now matures March 2017, may be prepaid at any time, and is secured by substantially all the assets of one of the Company’s subsidiaries. Interest expense incurred on the Promissory Note totaled $5,042 and $8,932 for the three and six month periods ended September 30, 2016.

Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	217,808
Accrued interest	8,932
Balance, September 30, 2016	$226,740